Segmented Information - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues (Note 6(a))	$ 8,948	$ 11,934
Cost of sales	(7,615)	(8,594)
Gross profit	1,333	3,340
Asset impairments (Note 8(a))	(1,244)	(2,690)
Other operating expenses	(999)	(800)
Profit (loss) from operations	(910)	(150)
Net finance income (expense)	(268)	(218)
Non-operating income (expense)	43	(97)
Share of gain (loss) of associates and joint ventures	(1)	(3)
Profit (loss) before taxes	(1,136)	(468)
Capital expenditures	3,628	3,468
Goodwill	1,093	1,101
Total assets	41,278	39,350
Segment revenues
Disclosure of operating segments [line items]
Revenues (Note 6(a))	9,412	12,453
Less intra-segment revenues
Disclosure of operating segments [line items]
Revenues (Note 6(a))	464	519
Copper
Disclosure of operating segments [line items]
Revenues (Note 6(a))	2,419	2,469
Cost of sales	(1,560)	(1,852)
Gross profit	859	617
Asset impairments (Note 8(a))	0	(31)
Other operating expenses	(323)	(183)
Profit (loss) from operations	536	403
Net finance income (expense)	(151)	(119)
Non-operating income (expense)	38	50
Share of gain (loss) of associates and joint ventures	1	(2)
Profit (loss) before taxes	424	332
Capital expenditures	1,990	1,757
Goodwill	391	399
Total assets	14,546	12,740
Copper | Segment revenues
Disclosure of operating segments [line items]
Revenues (Note 6(a))	2,419	2,469
Copper | Less intra-segment revenues
Disclosure of operating segments [line items]
Revenues (Note 6(a))	0	0
Zinc
Disclosure of operating segments [line items]
Revenues (Note 6(a))	2,700	2,968
Cost of sales	(2,177)	(2,367)
Gross profit	523	601
Asset impairments (Note 8(a))	0	0
Other operating expenses	(98)	(63)
Profit (loss) from operations	425	538
Net finance income (expense)	(44)	(47)
Non-operating income (expense)	(4)	(9)
Share of gain (loss) of associates and joint ventures	0	0
Profit (loss) before taxes	377	482
Capital expenditures	247	307
Goodwill	0	0
Total assets	4,006	3,904
Zinc | Segment revenues
Disclosure of operating segments [line items]
Revenues (Note 6(a))	3,164	3,487
Zinc | Less intra-segment revenues
Disclosure of operating segments [line items]
Revenues (Note 6(a))	464	519
Steelmaking Coal
Disclosure of operating segments [line items]
Revenues (Note 6(a))	3,375	5,522
Cost of sales	(3,098)	(3,410)
Gross profit	277	2,112
Asset impairments (Note 8(a))	0	(289)
Other operating expenses	(193)	(136)
Profit (loss) from operations	84	1,687
Net finance income (expense)	(56)	(60)
Non-operating income (expense)	13	(15)
Share of gain (loss) of associates and joint ventures	0	0
Profit (loss) before taxes	41	1,612
Capital expenditures	1,284	1,197
Goodwill	702	702
Total assets	17,266	16,032
Steelmaking Coal | Segment revenues
Disclosure of operating segments [line items]
Revenues (Note 6(a))	3,375	5,522
Steelmaking Coal | Less intra-segment revenues
Disclosure of operating segments [line items]
Revenues (Note 6(a))	0	0
Energy
Disclosure of operating segments [line items]
Revenues (Note 6(a))	454	975
Cost of sales	(780)	(965)
Gross profit	(326)	10
Asset impairments (Note 8(a))	(1,244)	(2,370)
Other operating expenses	(28)	(26)
Profit (loss) from operations	(1,598)	(2,386)
Net finance income (expense)	(26)	(27)
Non-operating income (expense)	0	(2)
Share of gain (loss) of associates and joint ventures	0	0
Profit (loss) before taxes	(1,624)	(2,415)
Capital expenditures	91	191
Goodwill	0	0
Total assets	2,658	3,916
Energy | Segment revenues
Disclosure of operating segments [line items]
Revenues (Note 6(a))	454	975
Energy | Less intra-segment revenues
Disclosure of operating segments [line items]
Revenues (Note 6(a))	0	0
Corporate
Disclosure of operating segments [line items]
Revenues (Note 6(a))	0	0
Cost of sales	0	0
Gross profit	0	0
Asset impairments (Note 8(a))	0	0
Other operating expenses	(357)	(392)
Profit (loss) from operations	(357)	(392)
Net finance income (expense)	9	35
Non-operating income (expense)	(4)	(121)
Share of gain (loss) of associates and joint ventures	(2)	(1)
Profit (loss) before taxes	(354)	(479)
Capital expenditures	16	16
Goodwill	0	0
Total assets	2,802	2,758
Corporate | Segment revenues
Disclosure of operating segments [line items]
Revenues (Note 6(a))	0	0
Corporate | Less intra-segment revenues
Disclosure of operating segments [line items]
Revenues (Note 6(a))	$ 0	$ 0